PGIM S&P 500 Buffer 12 ETF - September Investment Objectives and Goals - PGIM S&P 500 Buffer 12 ETF - September	Mar. 02, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY: PGIM S&P 500 BUFFER 12 ETF – SEPTEMBER
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period September 1, 2025 through August 31, 2026 is 13.53% (before fees and expenses).